INVESTMENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 16, 2013	Oct. 31, 2014	Dec. 31, 2012	Jul. 31, 2012
Investment
Interest income	$ 6,203	$ 7,279	$ 6,722
Net unrealized gain on available-for-sale securities, net of tax effects of nil	654	93	339
Firstleap Education
Investment
Number of board seats held	2	2
Number of board seats of investee	6	6
Convertible Preferred Stock
Investment
Net unrealized gain on available-for-sale securities, net of tax effects of nil	654	93	339
Convertible Preferred Stock | Firstleap Education
Investment
Cash consideration for purchase of shares				1,632			4,786
Number of shares acquired				4,039,610			1,272,000
Equity ownership interest (as a percent)				16.11%	14.33%		12.72%
Stock split ratio						10
Trading Securities.
Investment
Gains from the securities	9	12	0
Held-to-maturity securities | Short Term investments
Investment
Interest income	4,104	5,728	2,074
Held-to-maturity securities | Long term investments
Investment
Interest income	353	86	0
Cash equivalents
Investment
Interest income	$ 1,651	$ 895	$ 4,177